Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance for credit loss	$ 26,100	$ 19,200
Accounts receivable, allowance for credit loss	$ 1,270	$ 760	$ 1,926